Financial Risk Management (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Risk Management Explanatory [Line Items]
Foreign exchange gain (loss)	$ (41,391)	$ (1,364,929)	$ 770,325
Liquidity risk [member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Net current assets	19,703,440
Currency risk [member] | Monetary items [member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Foreign exchange gain (loss)	$ (41,391)	(1,364,929)	770,325
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Assumed change in interest rate	0.25%
Decrease or increase in net profit (loss) before tax	$ 216,955	$ 277,612	$ 307,464
Revenue from five largest customers [Member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Percentage of entity's revenue	36.60%	39.00%